Background and Nature of Operations - Additional Information (Detail) (USD $)	0 Months Ended			9 Months Ended	12 Months Ended	0 Months Ended
	Feb. 10, 2014	Feb. 03, 2014	Jun. 24, 2013 Lafarge N.A. [Member]	Sep. 30, 2014 Lafarge N.A. [Member]	Dec. 31, 2013 Lafarge N.A. [Member]	Feb. 10, 2014 Second Lien Credit Agreement [Member]	Feb. 10, 2014 Initial Public Offering [Member]	Feb. 10, 2014 Initial Public Offering [Member]	Sep. 30, 2014 Wallboard Plant [Member] Facility	Dec. 31, 2013 Wallboard Plant [Member] Facility	Sep. 30, 2014 Compound Plant [Member] Facility	Dec. 31, 2013 Compound Plant [Member] Facility
Description Of Business And Significant Accounting Policies [Line Items]
Number of operating facilities									3	3	1	1
Agreement date of acquisition				Jun. 24, 2013	Jun. 24, 2013
Total purchase price			$ 703,100,000
Closing date of acquisition				Aug. 30, 2013	Aug. 30, 2013
Initial public offering, shares							11,765,000
Per share value								$ 14.00
Net proceeds after underwriting discounts and commissions	154,000,000
One-time payment to Lone Star for termination of asset advisory agreement	2,000,000
Net proceeds from Initial Public Offering						152,000,000
Cash on hand						6,100,000
Repayment amount						155,000,000
Prepayment premium						$ 3,100,000
Stock split ratio		32,304